Income Taxes - Components of Net Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Inventories	$ 85	$ 66
Warranty and campaigns	217	170
Allowance for credit losses	159	155
Marketing and sales incentive programs	272	285
Other risk and future charges reserve	256	265
Pension, postretirement and postemployment benefits	271	253
Leasing liabilities	117	114
Research and development costs	306	311
Other reserves	400	347
Tax credits and loss carry forwards	798	677
Less: Valuation allowances	(941)	(993)
Total deferred tax assets	1,940	1,650
Deferred tax liabilities:
Property, plant and equipment	423	523
Other	178	165
Total deferred tax liabilities	601	688
Net deferred tax assets	$ 1,339	$ 962